Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31,
	2024	2023
Term loan facilities, net of debt issuance costs	$31,740	$42,879
Other bank financing	374	531
Capital lease obligations	1,613	1,655
Balance, end of year	33,727	45,065
Current portion	14,660	14,108
Long-term portion	$19,067	$30,957

Term loan	Maturity date	Interest rate	December 31, 2024	December 31, 2023
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$6,836	$10,763
UniCredit - May 2020	May 31, 2025	3-month Euribor plus 1.60%	534	1,693
UniCredit - July 2020	July 31, 2026	3-month Euribor plus 1.75%	4,663	8,313
Deutsche Bank - August 2020	August 31, 2026	3-month Euribor plus 1.70%	2,172	3,867
UniCredit - April 2021	March 31, 2027	3-month Euribor plus 1.65%	4,399	6,793
Banca de Credito Cooperativo - November 2023	December 31, 2028	3-month Euribor plus 1.75%	2,058	2,192
Deutsche Bank - November 2023	September 30, 2029	3-month Euribor plus 1.90%	6,352	7,710
Rabobank - December 2023	December 31, 2028	4.70%	1,012	1,548
UniCredit - January 2024	December 31, 2028	3-month Euribor plus 1.52%	3,714	—
Term loan facilities, net of debt issuance costs			$31,740	$42,879

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2024:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2025	$14,141	$126	$398	$14,665
2026	10,196	124	359	10,679
2027	3,543	124	362	4,029
2028	2,875	—	304	3,179
2029 and thereafter	985	—	190	1,175
	$31,740	$374	$1,613	$33,727